Investments - Schedule of Available-for-sale Investments (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Cost	¥ 31,235	¥ 35,500	¥ 7,500
Unrealized Gains, including foreign exchange adjustment	41,224	15,136	3,435
Fair Value	¥ 72,459	¥ 50,636	¥ 10,935